DIVESTMENTS AND ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Schedule of significant divestments	The table below summarizes the significant divestments made in 2018:

	Frýdek Mistek	Votorantim remedies
Other current assets	48	40
Property, plant and equipment	35	48
Total assets	83	88
Current liabilities	31	4
Other long-term liabilities	4	—
Total liabilities	35	4
Total net assets	48	84
% of net assets sold	100%	100%
Total net assets disposed of	48	84
Cash consideration received, net of cash disposed	39	6
Consideration receivable	10	78
Reclassification of foreign exchange translation difference	15	—
Gain on disposal	16	—

Assets and liabilities classified as held for sale	The table below provides details of the assets and liabilities forming part of the Ilva remedies classified as held for sale after elimination of intra-group balances in the consolidated statements of financial position:

Ilva remedies
Cash and cash equivalents	23
Trade accounts receivable, prepaid expenses and other current assets	237
Inventories	743
Total current assets	1,003
Property, plant and equipment	1,500
Investments	81
Other assets	7
Total non-current assets	1,588
Total Assets	2,591
Trade accounts payable, accrued expenses and other liabilities	610
Total current liabilities	610
Long-term debt	74
Other non-current liabilities	120
Total non-current liabilities	194
Total Liabilities	804